                             SUMMIT INVESTMENT TRUST

                             SUMMIT HIGH YIELD FUND
                       INSTITUTIONAL SERVICE SHARES CLASS

                 SUPPLEMENT TO PROSPECTUS DATED OCTOBER 1, 1996,

                       AS SUPPLEMENTED ON OCTOBER 31, 1996

On page 28, in the first paragraph under the heading "How to Purchase Institutional Service Shares", please insert the following after the first sentence:

     Investors may be charged a fee if they place transactions through a broker or agent.

On page 28, under the heading "General Methods of Purchasing Shares" in the paragraph titled "By Mail", please delete the current mailing address and insert the following address:

                             Summit Investment Trust
                                 P.O. Box 182448
                             Columbus, OH 43218-2448

On page 29, please insert the following section as the final section under the heading "Shareholder Services":

     SUMMIT INVESTMENT TRUST INDIVIDUAL RETIREMENT ACCOUNT ("IRA")
     -------------------------------------------------------------
     A Summit Investment Trust IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Institutional Service Shares. Summit Investment Trust IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

     A Summit Investment Trust IRA distribution request must be made in writing to the Transfer Agent. Any additional deposits to a Summit Investment Trust IRA must distinguish the type and year of the contribution.

     For more information on a Summit Investment Trust IRA call the Trust at 1-800-272-3442. Shareholders are advised to consult a tax adviser on Summit Investment Trust IRA contribution and withdrawal requirements and restrictions.

On page 30, please delete the paragraph under the heading "Redemption In Kind" and replace with the following:

     All redemptions of shares of the Fund shall be made in cash, except that this commitment to redeem shares in cash at the request for redemption by any shareholder of record of the Fund is limited in amount with respect to each shareholder during any 90-day period to the lesser


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of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This commitment is irrevocable without prior approval of the SEC. In the case of redemption requests by a shareholder of record during any 90-day period in excess of such limit for cash redemptions, the Board of Trustees reserves the right to have the Fund make payment, in whole or in part, in securities or other assets of the Fund. In this event, the securities or other assets would be valued in the same manner as the securities or other assets of the Fund are valued for purposes of determining the net asset value per share of the Fund. If the shareholder recipient of such securities or other assets were to sell such securities or other assets, the shareholder recipient could receive less than the redemption value of the securities or other assets and could incur certain transaction costs.

     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
        REFERENCE. THIS SUPPLEMENT SUPERSEDES ALL PREVIOUS SUPPLEMENTS.
                 THE DATE OF THIS SUPPLEMENT IS APRIL 15, 1997.

                             SUMMIT INVESTMENT TRUST
                             SUMMIT HIGH YIELD FUND
                             HIGH YIELD SHARES CLASS

                 SUPPLEMENT TO PROSPECTUS DATED OCTOBER 1, 1996,
                       AS SUPPLEMENTED ON OCTOBER 31, 1996

On page 29, in the first paragraph under the heading "How to Purchase Shares", please insert the following after the first sentence:

     Investors may be charged a fee if they place transactions through a broker or agent.

On page 29, under the heading "General Methods of Purchasing Shares" in the paragraph titled "By Mail", please delete the current mailing address and insert the following mailing address:

                             Summit Investment Trust
                                 P.O. Box 182448
                             Columbus, OH 43218-2448

On page 32, please delete the first sentence of the paragraph titled "Certain Qualified Purchasers." and replace with the following:

     No sales charge is applicable to any Shares purchased through reinvestment of dividends or distributions, to any sale of Shares to a Trustee or officer of the Trust, or to the immediate families (i.e., the spouse or any children) of such persons, or to any full-time employee or registered representative of broker-dealers having dealer agreements with the Distributor ("Selling Broker") and their immediate families (or any trust pension, profit sharing or other benefit plan for such persons), or to any orders placed on behalf of other investment companies, the securities of which are also distributed by BISYS Fund Services, The BISYS Group, Inc. or other affiliated companies.

On page 33, please insert the following section as the final section under the heading "Shareholder Services":

     SUMMIT INVESTMENT TRUST INDIVIDUAL RETIREMENT ACCOUNT ("IRA")
     -------------------------------------------------------------
     A Summit Investment Trust IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Shares. Summit Investment Trust IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

     A Summit Investment Trust IRA distribution request must be made in writing to the Transfer Agent. Any additional deposits to a Summit Investment Trust IRA must distinguish the type and year of the contribution.


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     For more information on a Summit Investment Trust IRA call the Trust at
     1-800-272-3442. Shareholders are advised to consult a tax adviser on Summit Investment Trust IRA contribution and withdrawal requirements and restrictions.

On page 34, please delete the paragraph under the heading "Redemption In Kind" and replace with the following:

     All redemptions of shares of the Fund shall be made in cash, except that this commitment to redeem shares in cash at the request for redemption by any shareholder of record of the Fund is limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This commitment is irrevocable without prior approval of the SEC. In the case of redemption requests by a shareholder of record during any 90-day period in excess of such limit for cash redemptions, the Board of Trustees reserves the right to have the Fund make payment, in whole or in part, in securities or other assets of the Fund. In this event, the securities or other assets would be valued in the same manner as the securities or other assets of the Fund are valued for purposes of determining the net asset value per share of the Fund. If the shareholder recipient of such securities or other assets were to sell such securities or other assets, the shareholder recipient could receive less than the redemption value of the securities or other assets and could incur certain transaction costs.

     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
         REFERENCE. THIS SUPPLEMENT SUPERSEDES ALL PREVIOUS SUPPLEMENTS.
                  THE DATE OF THIS SUPPLEMENT IS APRIL 15, 1997.

                             SUMMIT INVESTMENT TRUST
                             SUMMIT HIGH YIELD FUND
                             HIGH YIELD SHARES CLASS
                       INSTITUTIONAL SERVICE SHARES CLASS

           SUPPLEMENT TO COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 1996, AS SUPPLEMENTED ON OCTOBER 31, 1996


On page 52, please delete the heading and paragraph titled "Redemption-In-Kind".

                  THE DATE OF THIS SUPPLEMENT IS APRIL 15, 1997.